Others, net	12 Months Ended
Dec. 31, 2022
Others, net
Others, net
20.	Others, net
Others, net consist of the following:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Gains/(losses) from fair value change of long-term investments	29,483	(7,252)	(4,096)
Government financial incentives	2,545	2,482	2,773
Interest income	2,753	4,213	5,742
Gains/(losses) from acquirements or disposals of business and investment	279	140	(3,558)
Impairment of investments	(208)	(574)	(1,969)
Foreign exchange gains/(losses), net	(90)	42	114
Others	548	359	(561)

Total	35,310	(590)	(1,555)

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in “others, net” in the consolidated statements of operations and comprehensive income/(loss) when the government financial incentives are received and no further conditions need to be met, otherwise the received amounts are recorded as liabilities. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.